NON-CURRENT ASSETS HELD FOR SALE - Foreclosed assets, leasing agreements, other (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	$ 101,184	$ 92,830
Foreclosed assets [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	53,515	62,976
Foreclosed assets [member] | Movable Property
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	3,421	2,245
Foreclosed assets [member] | Residential Real Estates
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	15,070	23,802
Foreclosed assets [member] | Other real estate
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	35,024	36,929
Assets Received From Leasing Agreements [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	10,932	5,025
Assets Received From Leasing Agreements [Member] | Vehicles [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	559	134
Assets Received From Leasing Agreements [Member] | Real estate
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	10,373	4,891
Other Non-Current Assets Held For Sale [Member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	36,737	24,829
Other Non-Current Assets Held For Sale [Member] | Land
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	15,534	3,023
Other Non-Current Assets Held For Sale [Member] | Real estate
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	20,925	19,911
Other Non-Current Assets Held For Sale [Member] | Other property, plant and equipment
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	278	1,895
Non-current assets held for sale [member]
Disclosure of noncurrent assets held-for-sale [line items]
Non-current assets or disposal groups classified as held for sale	$ 101,184	$ 92,830	$ 208,426	$ 240,412